Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2015
Derivatives Not Designated as Hedging Instruments
Effect of Derivative Instrument on Consolidated Statements of Operations

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2013, 2014 and 2015 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2013	2014	2015
Foreign exchange contracts	Other income (expense)	¥(96)	96	19